PRINCIPAL ACTIVITIES AND ORGANIZATION (Schedule of Consolidated Financial Information of Variable Interest Entities, Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity [Line Items]
Statutory reserve	$ 20,617	$ 12,149
Net revenues [Member]
Variable Interest Entity [Line Items]
VIE contribution, percentage		10.00%	10.00%
Consolidated variable interest entities [Member]
Variable Interest Entity [Line Items]
Registered capital	7,251
Statutory reserve	$ 9,903
Consolidated variable interest entities [Member] | VIE Concentration Risk [Member] | Net revenues [Member]
Variable Interest Entity [Line Items]
VIE contribution, percentage	98.00%	93.00%	83.00%
Consolidated variable interest entities [Member] | VIE Concentration Risk [Member] | Total assets [Member]
Variable Interest Entity [Line Items]
VIE contribution, percentage	80.00%	81.00%
Consolidated variable interest entities [Member] | VIE Concentration Risk [Member] | Total liabilities [Member]
Variable Interest Entity [Line Items]
VIE contribution, percentage	35.00%	26.00%